UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-02265

The Value Line Mid Cap Focused Fund, Inc.

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1: Schedule of Investments.

A copy of the Schedule of Investments for the period ended 3/31/17 is included with this Form.

Value Line Mid Cap Focused Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (99.0%)

	CONSUMER DISCRETIONARY (5.4%)
	DISTRIBUTION & WHOLESALE (1.6%)
78,800	LKQ Corp. *	$2,306,476

	RETAIL (3.8%)
12,200	Advance Auto Parts, Inc.	1,808,772
44,000	TJX Companies, Inc. (The)	3,479,520
		5,288,292
		7,594,768
	CONSUMER STAPLES (13.4%)
	FOOD (7.8%)
102,000	Hormel Foods Corp.	3,532,260
31,000	J&J Snack Foods Corp.	4,202,360
33,100	McCormick & Co., Inc.	3,228,905
		10,963,525
	HOUSEHOLD PRODUCTS (3.0%)
80,000	Church & Dwight Co., Inc.	3,989,600
2,100	Spectrum Brands Holdings, Inc. (1)	291,921
		4,281,521
	RETAIL (2.6%)
32,600	Casey's General Stores, Inc.	3,659,350
		18,904,396
	FINANCIALS (4.0%)
	INSURANCE (4.0%)
55,900	Arch Capital Group, Ltd. *	5,297,643
6,300	Validus Holdings, Ltd.	355,257
		5,652,900
	HEALTH CARE (15.2%)
	ELECTRONICS (3.3%)
9,900	Mettler-Toledo International, Inc. *	4,741,209

	HEALTH CARE PRODUCTS (11.9%)
16,200	C.R. Bard, Inc.	4,026,348
26,700	Danaher Corp.	2,283,651
22,700	Henry Schein, Inc. *	3,858,319
42,400	IDEXX Laboratories, Inc. *	6,555,464
		16,723,782
		21,464,991
	INDUSTRIALS (33.5%)
	AEROSPACE & DEFENSE (7.8%)
37,983	HEICO Corp.	3,312,118
35,900	Teledyne Technologies, Inc. *	4,539,914
14,100	TransDigm Group, Inc.	3,104,256
		10,956,288

Shares		Value
	COMMERCIAL SERVICES (3.6%)
137,400	Rollins, Inc.	$5,101,662

	ELECTRICAL EQUIPMENT (2.2%)
56,750	AMETEK, Inc.	3,069,040

	ENVIRONMENTAL CONTROL (5.4%)
26,800	Stericycle, Inc. *	2,221,452
61,100	Waste Connections, Inc.	5,390,242
		7,611,694
	HAND & MACHINE TOOLS (2.6%)
21,400	Snap-on, Inc.	3,609,538

	HOUSEWARES (3.8%)
85,600	Toro Co. (The)	5,346,576

	MACHINERY DIVERSIFIED (5.7%)
26,800	Middleby Corp. (The) *	3,656,860
21,400	Roper Technologies, Inc.	4,418,886
		8,075,746
	MISCELLANEOUS MANUFACTURERS (2.4%)
31,900	Carlisle Companies, Inc.	3,394,479
		47,165,023
	INFORMATION TECHNOLOGY (23.4%)
	COMMERCIAL SERVICES (3.2%)
34,400	Gartner, Inc. *	3,714,856
6,900	WEX, Inc. *	714,150
		4,429,006
	COMPUTERS (1.0%)
29,500	CGI Group, Inc. Class A *	1,413,935

	ELECTRONICS (3.1%)
62,100	Amphenol Corp. Class A	4,419,657

	SOFTWARE (16.1%)
36,200	ANSYS, Inc. *	3,868,694
43,400	Fiserv, Inc. *	5,004,454
36,000	Jack Henry & Associates, Inc.	3,351,600
98,800	Open Text Corp.	3,360,188
20,600	Tyler Technologies, Inc. *	3,183,936
20,100	Ultimate Software Group, Inc. (The) *	3,923,721
		22,692,593
		32,955,191
	MATERIALS (4.1%)
	COMMERCIAL SERVICES (2.3%)
26,000	Ecolab, Inc.	3,258,840

	PACKAGING & CONTAINERS (1.8%)
34,400	Ball Corp.	2,554,544
		5,813,384
	TOTAL COMMON STOCKS (Cost $92,110,969) (99.0%)	139,550,653

1

March 31, 2017

Shares		Value
SHORT-TERM INVESTMENTS (1.3%)
	MONEY MARKET FUNDS (1.3%)
1,448,060	State Street Institutional Liquid Reserves Fund	$1,448,204
300,300	State Street Securities Lending Government Money Market Portfolio (2)	300,300

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,748,498) (1.3%)	1,748,504

	TOTAL INVESTMENT SECURITIES (100.3%) (Cost $93,859,467)	$141,299,157

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-0.3%)		(391,882)

NET ASSETS (3) (100%)		$140,907,275

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of March 31, 2017, the market value of the securities on loan was $291,921.
(2)	Securities with an aggregate market value of $291,921 were out on loan in exchange for $300,300 of cash collateral as of March 31, 2017. The collateral was invested in a cash collateral reinvestment vehicle.
(3)	For federal income tax purposes, the aggregate cost was $93,859,467, aggregate gross unrealized appreciation was $48,367,817, aggregate gross unrealized depreciation was $928,127 and the net unrealized appreciation was $47,439,690.

2

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of March 31, 2017:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$139,550,653	$—	$—	$139,550,653
Short-Term Investments	1,748,504	—	—	1,748,504
Total Investments in Securities	$141,299,157	$—	$—	$141,299,157

*	See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended March 31, 2017, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended March 31, 2017, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds' investments by category.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 30, 2017